                                              Supplement to Prospectus Dated May 3, 2004
                                                  Supplement dated February 28, 2005

This  Supplement  updates the  Prospectus  and Statement of Additional  Information  for the American  Skandia ASAP III and  Stagecoach
Advisor Plan III variable annuity products.

This Supplement should be retained with the current  Prospectus for your Annuity issued by American Skandia Life Assurance  Corporation
("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

NEW  INSURANCE  FEATURES.  Effective on or about  February 28, 2005, we plan to make the following  benefits  available.  We are adding the Lifetime FiveSM Income Benefit  ("Lifetime  Five"),  under which the Owner can make certain  withdrawals and receive certain income payments  regardless  of  market-based  declines in contract  value.  In addition,  we are adding the Highest Daily Value ("HDV") death benefit,  under which the death benefit may be  "stepped-up"  on a daily basis to reflect  increasing  contract  value.  We use certain defined terms to describe the benefits, which we set out below.

I.    OPTIONAL BENEFIT FEES AND CHARGES:  Effective on or about February 28, 2005, we plan to make the following benefits available.
The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES" table in the "Summary of Contract Fees and
Charges" Section of the Prospectus as follows:

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                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
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------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
LIFETIME FIVE INCOME BENEFIT**                                                                0.60% of average      1.85% in Annuity
We  offer a  program  that  guarantees  your  ability  to  withdraw  amounts  equal  to a   daily net assets of    Years 1-8; 1.25% in
percentage of an initial principal value,  regardless of the impact of market performance     the Sub-accounts     Annuity Years 9 and
on your Account  Value,  subject to our program rules  regarding the timing and amount of                                 later
withdrawals.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")**                                                   0.50% of average      1.75% in Annuity
We offer an Optional Death Benefit under which the death benefit may be  "stepped-up"  on   daily net assets of    Years 1-8; 1.15% in
a daily basis to reflect increasing contract value.                                           the Sub-accounts     Annuity Years 9 and
                                                                                                                          later
------------------------------------------------------------------------------------------- --------------------- ----------------------
*    The Total Annual Charge  includes the  Insurance  Charge and  Distribution  Charge  assessed  against the average daily net assets allocated  to the  Sub-accounts.  If you elect more than one  optional  benefit,  the Total  Annual  Charge  would be increased to include the charge for each optional benefit.
**   These optional benefits are not available under the Qualified BCO.

II.   EXPENSE EXAMPLES:  The "Expense Examples" Section of the Prospectus is revised in its entirety as follows:

These examples are designed to assist you in  understanding  the various  expenses you may incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples reflect the Contingent Deferred Sales Charges ("CDSC") (when applicable),  Annual
Maintenance Fee, Insurance Charge,  Distribution  Charge (when applicable),  and the maximum total annual portfolio  operating expenses for the  underlying  Portfolio  (shown  above),  as well as the maximum  charges for the optional  benefits  that are offered under the
Annuity that can be elected in combination with one another.  The Securities and Exchange Commission ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$10,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-account  with the maximum  total annual  portfolio operating  expenses for the underlying  Portfolio  (shown above),  not to a Fixed  Allocation;  (b) the Insurance Charge is assessed as
0.65% per year;  (c) the  Distribution  Charge is assessed  as 0.60% per year in Annuity  Years 1 - 8; (d) the Annual  Maintenance  Fee
(when  applicable)  is reflected as an  asset-based  charge based on an assumed  average  contract size; (e) you make no withdrawals of
Account Value during the period shown; (f) you make no transfers,  withdrawals,  surrender or other  transactions for which we charge a fee during the period shown; (g) no tax charge applies;  (h) the maximum total annual portfolio  operating  expenses for the underlying
Portfolio  (shown  above) are  reflected;  and (i) the charge for each optional  benefit is reflected as an additional  charge equal to
0.60% of the average  daily net assets of the  Sub-accounts  for the Lifetime  Five Income and 0.50% per year of the average  daily net assets of the Sub-accounts for the Highest Daily Value.  Amounts shown in the examples are rounded to the nearest dollar.

Expense Examples are provided as follows:  1.) if you surrender the Annuity at the end of the stated time period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS  - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE  OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                       $1,405                       $2,724                      $3,930                     $6,475
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $730                        $2,139                      $3,480                     $6,475
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $730                        $2,139                      $3,480                     $6,475
            ----------------------------- --------------------------- --------------------------- --------------------------

III.  New Living Benefit Program:

1.    All references in the prospectus to the number of available  living  benefits are changed from three optional  Living Benefits to four optional Living Benefits.
2.    The Lifetime  Five Income  Benefit  cannot be elected in  conjunction  with any other  optional  Living  Benefit,  therefore  all references in the prospectus that reflect the availability of the optional Living Benefits are revised accordingly.
3.    The following  description of the new optional Living Benefit is added as the last section under "Living Benefit Programs" in the
         Prospectus:

LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)

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Effective  on or about  February 28,  2005,  we plan to make the  Lifetime  Five Income  Benefit  available.  The Lifetime  Five Income
Benefit program described below is only being offered in those  jurisdictions  where we have received  regulatory  approval and will be offered  subsequently in other jurisdictions when we receive regulatory approval in those  jurisdictions.  Certain terms and conditions may differ between  jurisdictions  once  approved.  The program can only be elected once each annuity year and only where the Annuitant and the Owner  are the same  person  or the  Owner is an  entity.  The  Annuitant  must be at least 45 years  old when the  program  is elected.  The Lifetime Five Income  Benefit  program is not available if you elect the  Guaranteed  Return  Option,  Guaranteed  Return
Option Plus,  Guaranteed  Minimum  Withdrawal  Benefit or the Guaranteed  Minimum  Income Benefit rider.  As long as your Lifetime Five
Income  Benefit is in effect,  you must allocate your Account Value in  accordance  with an eligible  model under our asset  allocation programs,  which are generally  described in the "Do You Offer Any Asset Allocation  Programs?" Section of the Prospectus.  For further information on asset allocation programs, please consult with your investment professional or call 1-800-766-4530.
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We offer a program that  guarantees  your ability to withdraw  amounts equal to a percentage of an initial  principal value (called the
"Protected  Withdrawal  Value"),  regardless of the impact of market  performance on your Account  Value,  subject to our program rules regarding  the timing and amount of  withdrawals.  There are two options - one is designed to provide an annual  withdrawal  amount for life (the  "Life  Income  Benefit")  and the other is  designed  to  provide a  greater  annual  withdrawal  amount as long as there is
Protected  Withdrawal Value (adjusted as described below) (the "Withdrawal  Benefit").  If there is no Protected  Withdrawal Value, the withdrawal  benefit will be zero.  You do not choose  between  these two options;  each option will continue to be available as long as the Annuity has an Account Value and the Lifetime Five is in effect.  Certain  benefits  under  Lifetime Five may remain in effect even if the Account  Value of the Annuity is zero.  The program may be  appropriate  if you intend to make  periodic  withdrawals  from your
Annuity and wish to ensure that market  performance  will not affect your ability to receive annual  payments.  You are not required to make  withdrawals  as part of the program - the  guarantees  are not lost if you withdraw less than the maximum  allowable  amount each year under the rules of the program.

KEY FEATURE - Protected Withdrawal Value
The Protected  Withdrawal  Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal  Benefit.  The initial Protected  Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity  following  your  election of Lifetime  Five.  The initial  Protected  Withdrawal  Value is equal to the greater of (A) the
Account Value on the date you elect Lifetime Five, plus any additional  Purchase  Payments each growing at 5% per year from the date of your election of the program,  or application  of the Purchase  Payment to your Annuity,  as  applicable,  until the date of your first withdrawal  or the 10th  anniversary  of the benefit  effective  date,  if earlier  (B) the  Account  Value as of the date of the first withdrawal from your Annuity,  prior to the withdrawal,  and (C) the highest Account Value on each Annuity  anniversary prior the first withdrawal  or on the first 10 Annuity  anniversaries  if earlier than the date of your first  withdrawal  after the benefit  effective date.  Each value is increased by the amount of any subsequent Purchase Payments.

o     If you elect the Lifetime  Five program at the time you purchase your  Annuity,  the Account Value will be your initial  Purchase
         Payment.
o     For existing  Owners who are electing the Lifetime Five  benefit,  the Account Value on the date of your election of the Lifetime
         Five program will be used to determine the initial Protected Withdrawal Value.
o     If you make additional  Purchase  Payments after your first withdrawal,  the Protected  Withdrawal Value will be increased by the amount of each additional Purchase Payment.

You may elect to step-up your Protected  Withdrawal  Value if, due to positive market  performance,  your Account Value is greater than the Protected  Withdrawal  Value.  You are eligible to step-up the Protected  Withdrawal  Value on or after the 5th  anniversary of the first  withdrawal  under the  Lifetime  Five  program.  The  Protected  Withdrawal  Value can be  stepped  up again on or after the 5th anniversary  following the preceding  step-up.  If you elect to step-up the Protected  Withdrawal  Value under the program,  and on the date you elect to step-up,  the charges  under the Lifetime Five program have changed for new  purchasers,  your program may be subject to the new charge going forward.

Upon election of the step-up,  we increase the Protected  Withdrawal  Value to be equal to the then current Account Value. For example, assume your  initial  Protected  Withdrawal  Value was  $100,000  and you have made  cumulative  withdrawals  of $40,000,  reducing the
Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal Value, your Account Value is equal to  $75,000.  You could  elect to  step-up  the  Protected  Withdrawal  Value to $75,000  on the date you are  eligible.  If your current  Annual Income Amount and Annual  Withdrawal  Amount are less than they would be if we did not reflect the step-up in Protected
Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

The  Protected  Withdrawal  Value is reduced each time a withdrawal is made on a  dollar-for-dollar  basis up to 7% per Annuity Year of the Protected  Withdrawal Value and on the greater of a dollar-for-dollar  basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected  Withdrawal Value is reduced to zero. At that point the Annual  Withdrawal  Amount will be zero until such time (if any) as the  Annuity  reflects a  Protected  Withdrawal  Value (for  example,  due to a step-up or  additional
Purchase Payments being made into the Annuity).

KEY FEATURE -Annual Income Amount under the Life Income Benefit
The initial Annual Income Amount is equal to 5% of the initial  Protected  Withdrawal Value.  Under the Lifetime Five program,  if your cumulative  withdrawals in an Annuity Year are less than or equal to the Annual Income Amount,  they will not reduce your Annual Income
Amount in subsequent Annuity Years. If your cumulative  withdrawals are in excess of the Annual Income Amount ("Excess  Income"),  your
Annual Income Amount in subsequent  years will be reduced (except with regard to required minimum  distributions)  by the result of the ratio of the Excess  Income to the Account  Value  immediately  prior to such  withdrawal  (see  examples of this  calculation  below).
Reductions  include the actual amount of the  withdrawal,  including  any CDSC that may apply.  A withdrawal  can be considered  Excess
Income under the Life Income Benefit even though it does not exceed the Annual  Withdrawal  Amount under the Withdrawal  Benefit.  When you elect a step-up,  your  Annual  Income  Amount  increases  to equal 5% of your  Account  Value  after the step-up if such amount is greater than your Annual  Income  Amount.  Your Annual Income  Amount also  increases if you make  additional  Purchase  Payments.  The amount of the increase is equal to 5% of any  additional  Purchase  Payments.  Any increase  will be added to your Annual Income Amount beginning  on the day that the step-up is  effective or the Purchase  Payment is made.  A  determination  of whether you have  exceeded your Annual  Income  Amount is made at the time of each  withdrawal;  therefore a subsequent  increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

KEY FEATURE -Annual Withdrawal Amount under the Withdrawal Benefit
The initial Annual  Withdrawal Amount is equal to 7% of the initial Protected  Withdrawal  Value.  Under the Lifetime Five program,  if your cumulative  withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected  Withdrawal Value will be reduced on a  dollar-for-dollar  basis. If your cumulative  withdrawals are in excess of the Annual  Withdrawal Amount ("Excess
Withdrawal"),  your Annual  Withdrawal  Amount will be reduced (except with regard to required minimum  distributions) by the result of the ratio of the Excess  Withdrawal to the Account Value  immediately  prior to such withdrawal  (see the examples of this  calculation below).  Reductions  include the actual amount of the  withdrawal,  including any CDSC that may apply.  When you elect a step-up,  your
Annual  Withdrawal  Amount  increases  to equal 7% of your  Account  Value after the step-up if such amount is greater than your Annual
Withdrawal  Amount.  Your  Annual  Withdrawal  Amount  also  increases  if you make  additional  Purchase  Payments.  The amount of the increase is equal to 7% of any  additional  Purchase  Payments.  A  determination  of whether you have exceeded your Annual  Withdrawal
Amount is made at the time of each withdrawal;  therefore,  a subsequent  increase in the Annual  Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

The  Lifetime  Five  program  does not affect your  ability to make  withdrawals  under your  Annuity or limit your  ability to request withdrawals  that exceed the Annual  Income  Amount and the Annual  Withdrawal  Amount.  You are not  required  to withdraw  all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
|X|   If,  cumulatively,  you withdraw an amount less than the Annual  Withdrawal  Amount under the  Withdrawal  Benefit in any Annuity
     Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years.  However,  because the
     Protected  Withdrawal  Value is only reduced by the actual amount of withdrawals  you make under these  circumstances,  any unused
     Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
|X|   If,  cumulatively,  you withdraw an amount less than the Annual Income Amount under the Life Income  Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.  However,  because the Protected
     Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances,  any unused Annual Income
     Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual
Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five program are
February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.)
the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.)  the Account Value on March 1, 2011
is equal to $240,000.

The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)   Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) =
         $250,000 * 1.05(393/365) = $263,484.33
(b)   Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
(c)   Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

Therefore, the initial Protected Withdrawal Value is equal to $265,000.  The Annual Withdrawal Amount is equal to $18,550 under the
Withdrawal Benefit (7% of $265,000).  The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

Example 1.  Dollar-for-dollar reduction

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $10,000 = $8,550
     Annual Withdrawal Amount for future Annuity Years remains at $18, 550

     Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000 = $3,250
     Annual Income Amount for future Annuity Years remains at $13,250

     Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

Example 2. Dollar-for-dollar and proportional reductions

(a)   If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $15,000 = $3,550
     Annual Withdrawal Amount for future Annuity Years remains at $18,550

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity
         Years.
     Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income* Annual Income Amount = $1,750 / ($263,000 -
         $13,250) * $13,250 = $93
     Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

     Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)   If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future
         Annuity Years.
     Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal * Annual Withdrawal Amount =
         $6,450 / ($263,000 - $18,550) * $18,550 = $489
     Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity
         Years.
     Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income* Annual Income Amount = $11,750 / ($263,000
         - $13,250) * $13,250 = $623
     Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627

     Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450.  It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
     Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
     Proportional reduction = Excess Withdrawal / Account Value before Excess Withdrawal * Protected Withdrawal Value = $6,450 /
         ($263,000 - $18,550) * $246,450 = $6,503
     Protected Withdrawal Value = $246,450 - max {$6,450, $6,503} = $239,947

Example 3.  Step-up of the Protected Withdrawal Value

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 5 years, the Protected
Withdrawal Value on March 1, 2011 would be reduced to $198,750 {$265,000 - ($13,250 * 5)}.  If a step-up is elected on March 1, 2011, then the following values would result:

Protected Withdrawal Value = Account Value on March 1, 2011 = $240,000

Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value.
     Current Annual Income Amount is $13,250.  5% of the stepped-up Protected Withdrawal Value is 5% of $240,000, which is $12,000.
     Therefore, the Annual Income Amount remains $13,250.

Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal
     Value.  Current Annual Withdrawal Amount is $18,550.  7% of the stepped-up Protected Withdrawal Value is 7% of $240,000, which is
     $16,800.  Therefore the Annual Withdrawal Amount remains $18,550.

BENEFITS UNDER THE LIFETIME FIVE PROGRAM

o     If your Account Value is equal to zero,  and the cumulative  withdrawals in the current  Annuity Year are greater than the Annual
          Withdrawal Amount,  the Lifetime Five program will terminate.  To the extent that your Account Value was reduced to zero as a result of cumulative  withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income  Benefit and the  Withdrawal  Benefit,  you will be given the choice of receiving the payments under the
          Life Income  Benefit or under the  Withdrawal  Benefit.  Once you make this election we will make an  additional  payment for that Annuity Year equal to either the remaining  Annual Income  Amount or Annual  Withdrawal  Amount for the Annuity Year, if
          any,  depending on the option you choose.  In  subsequent  Annuity Years we make payments that equal either the Annual Income
          Amount or the Annual  Withdrawal  Amount as  described  in this  Supplement.  You will not be able to change the option after your election and no further Purchase Payments will be accepted under your Annuity.  If you do not make an election,  we will pay you annually under the Life Income Benefit.  To the extent that  cumulative  withdrawals in the current Annuity Year that reduced your Account  Value to zero are more than the Annual  Income  Amount but less than or equal to the Annual  Withdrawal
          Amount and amounts are still  payable  under the  Withdrawal  Benefit,  you will  receive the payments  under the  Withdrawal
          Benefit.  In the year of a withdrawal  that reduced your Account Value to zero,  we will make an additional  payment to equal any remaining  Annual  Withdrawal  Amount and make payments equal to the Annual  Withdrawal  Amount in each  subsequent  year
          (until the Protected  Withdrawal Value is depleted).  Once your Account Value equals zero no further  Purchase  Payments will be accepted under your Annuity.
o     If annuity  payments are to begin under the terms of your Annuity or if you decide to begin receiving  annuity payments and there is any Annual Income Amount due in subsequent  Annuity Years or any remaining  Protected  Withdrawal  Value, you can elect to either:
(1)   apply your Account Value to any annuity option available; or
(2)   request  that,  as of the date annuity  payments  are to begin,  we make annuity  payments  each year equal to the Annual  Income
                      Amount.  We make such annuity payments until the Annuitant's death; or
(3)   request  that,  as of the date annuity  payments are to begin,  we pay out any remaining  Protected  Withdrawal  Value as annuity payments.  Each year such annuity  payments will equal the Annual  Withdrawal  Amount or the remaining  Protected
                      Withdrawal  Value if less. We make such annuity  payments until the earlier of the Annuitant's  death or the date the Protected Withdrawal Value is depleted.

                  We must receive your request in a form acceptable to us at our Office.

o     In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity.  The amount that will be applied to provide such annuity payments will be the greater of:

                  (1)      the present value of future Annual Income Amount  payments.  Such present value will be calculated using the greater of the single life fixed  annuity  rates then  currently  available  or the single life fixed  annuity  rates guaranteed in your Annuity; and
                  (2)      the Account Value.

o     If no withdrawal  was ever taken,  we will  determine a Protected  Withdrawal  Value and calculate an Annual Income Amount and an
         Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
o     Withdrawals under the Lifetime Five program are subject to all of the terms and conditions of the Annuity, including any CDSC.
o     Withdrawals  made while the Lifetime Five program is in effect will be treated,  for tax  purposes,  in the same way as any other withdrawals  under the Annuity.  The Lifetime Five program does not directly  affect the Annuity's  Account Value or Surrender
         Value,  but any withdrawal  will decrease the Account Value by the amount of the withdrawal  (plus any  applicable  CDSC).  If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
o     You can make  withdrawals  from your Annuity while your Account Value is greater than zero without  purchasing  the Lifetime Five program.  The Lifetime Five program  provides a guarantee that if your Account Value declines due to market  performance,  you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.
o     You must allocate your Account Value in accordance with an eligible model under our asset  allocation  programs in order to elect and maintain  the Lifetime  Five  program.  Our asset  allocation  programs are  described  generally in the "Do You Offer Any
         Asset Allocation  Programs?" Section of the Prospectus.  For further information on asset allocation programs,  please consult with your investment professional or call 1-800-766-4530.

Election of the Program
The Lifetime  Five program can be elected at the time that you  purchase  your  Annuity.  We also offer  existing  Owners the option to elect the Lifetime  Five  program  after the Issue Date of their  Annuity,  subject to our  eligibility  rules and  restrictions.  Your
Account  Value as the date of  election  will be used as a basis to  calculate  the initial  Protected  Withdrawal  Value,  the initial
Protected Annual Withdrawal Amount, and the Annual Income Amount.

Termination of the Program
The program  terminates  automatically  when your  Protected  Withdrawal  Value and Annual Income Amount equals zero. You may terminate the program at any time by notifying  us. If you  terminate the program,  any  guarantee  provided by the benefit will  terminate as of the date the  termination is effective.  The program  terminates  upon your  surrender of the Annuity,  upon the death of the Annuitant
(but your  surviving  spouse may elect a new Lifetime Five if your spouse elects the spousal  continuance  option and your spouse would then be eligible to elect the benefit if he or she was a new  purchaser),  upon a change in  ownership  of the Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments.

The charge for the Lifetime Five program will no longer be deducted from your Account Value upon termination of the program.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA,  or Tax Sheltered Annuity
(or  403(b)),  the minimum  distribution  rules under the Code  require  that you begin  receiving  periodic  amounts from your Annuity beginning  after age 70 1/2. The amount  required  under the Code may exceed the Annual  Withdrawal  Amount and the Annual Income  Amount,
which will cause us to increase the Annual Income  Amount and the Annual  Withdrawal  Amount in any Annuity Year that required  minimum distributions  due from your Annuity are greater than such  amounts.  Any such payments will reduce your  Protected  Withdrawal  Value.
In addition,  the amount and duration of payments  under the annuity  payment and death benefit  provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

IV.   NEW DEATH BENEFIT PROGRAM: The following is added as a new section under "Optional Death Benefits":

HIGHEST DAILY VALUE DEATH BENEFIT (HDV)
1.    All  references in the  prospectus  to the number of available  optional  death  benefits are changed from three  optional  Death
         Benefits to four optional Death Benefits.
2.    The Highest Daily Value Death Benefit cannot be elected in conjunction with any other optional death benefit,  with the exception of the Enhanced  Beneficiary  Protection  death benefit and cannot be elected in conjunction  with the GRO and GRO Plus living benefits;  therefore all references in the prospectus that reflect the  availability of the optional death benefits and living benefits are revised accordingly.
3.    The following  description of the new optional death benefit is added as the last section under  "Optional Death Benefits" in the
         Prospectus.

     Highest Daily Value Death Benefit ("HDV")
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Effective on or about February 28, 2005, we plan to make the Highest Daily Value Death Benefit  available.  Currently,  HDV can only be elected  at the time you  purchase  your  Annuity.  If the  Annuity  has one  Owner,  the Owner  must be age 79 or less at the time the
Highest  Daily Value Death Benefit is elected.  If the Annuity has joint  Owners,  the older Owner must be age 79 or less. If there are
Joint Owners,  death of the Owner refers to the first to die of the Joint Owners.  If the Annuity is owned by an entity,  the Annuitant must be age 79 or less and death of the Owner refers to the death of the Annuitant.
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If you elect this  benefit,  you must  allocate your Account  Value in  accordance  with an eligible  model under our asset  allocation programs.  Because this benefit,  once elected, may not be terminated,  you must keep your Account Value allocated to an eligible model throughout  the life of the  Annuity.  You  may,  however,  switch  from one  eligible  model to  another  eligible  model.  Our  asset allocation  programs are  generally  described in the "Do You Offer Any Asset  Allocation  Programs?"  Section of the  Prospectus.  For
further information on asset allocation programs, please consult with your investment professional or call 1-800-766-4530.
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The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.    the basic Death Benefit described above; and
2.    the HDV as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.    the basic Death Benefit described above; and
2.    the HDV on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all  proportional  withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

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The Highest  Daily Value Death  Benefit  described  above is currently  being  offered in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and  conditions  may differ between  jurisdictions  once  approved.  The Highest Daily Value Death
Benefit is not available if you elect the Guarantee  Return  Option,  Guarantee  Return Option Plus,  the  "Combination  5% Roll-up and
Highest Anniversary Value" Death Benefit, or the Highest Anniversary Value Death Benefit.
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Key Terms Used with the Highest Daily Value Death Benefit:

|X|   The Death Benefit  Target Date for the Highest Daily Value Death Benefit is the later of the Annuity  anniversary on or after the
     80th birthday of the current Owner, or the older of either the joint Owner or the Annuitant,  if entity owned, or five years after the Issue Date of the Annuity.

|X|   The Highest Daily Value equals the highest of all previous "Daily Values" less proportional  withdrawals since such date and plus any Purchase Payments since such date.

|X|   The Daily  Value is the Account  Value as of the end of each  Valuation  Day.  The Daily Value on the Issue Date is equal to your
     Purchase Payment.

|X|   Proportional  withdrawals  are  determined  by  calculating  the  percentage  of your  Account  Value that each prior  withdrawal represented when withdrawn.  Proportional  withdrawals  result in a reduction to the Highest Daily Value by reducing such value in the same  proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal  occurred.  For example,  if your Highest Daily Value is $125,000 and you subsequently  withdraw $10,000 at a time when your Account Value is equal to $100,000
     (a 10%  reduction),  when  calculating  the optional  Death Benefit we will reduce your Highest  Daily Value  ($125,000) by 10% or
     $12,500.

V.    CALCULATION OF OPTIONAL DEATH BENEFITS: The following section has been added to Appendix B of the Prospectus:

Examples of Highest Daily Value Death Benefit Calculation
The following are examples of how the HDV Death Benefit is calculated.  Each example  assumes an initial  Purchase  Payment of $50,000.
Each example assumes that there is one Owner who is age 70 on the Issue Date.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been increasing due to positive  market  performance and that no withdrawals  have been made.  On the date we receive due proof of death,  the Account  Value is $75,000;  however,  the Highest  Daily Value was $90,000.
Assume as well that the Owner has died  before  the Death  Benefit  Target  Date.  The Death  Benefit  is equal to the  greater  of the
Highest Daily Value or the basic Death  Benefit.  The Death  Benefit  would be the HDV ($90,000)  because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been  increasing  due to positive  market  performance  and the Owner made a withdrawal of $15,000 in
Annuity Year 7 when the Account Value was $75,000.  On the date we receive due proof of death,  the Account Value is $80,000;  however, the Highest  Daily Value  ($90,000)  was  attained  during the fifth  Annuity  Year.  Assume as well that the Owner has died before the
Death  Benefit  Target  Date.  The Death  Benefit is equal to the greater of the Highest  Daily  Value  (proportionally  reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value        = $90,000 - [$90,000 * $15,000/$75,000]
                           = $90,000 - $18,000
                           = $72,000

Basic Death Benefit             = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                                = max [$80,000, $40,000]
                                    = $80,000
                                    The Death Benefit therefore is $80,000.

Example with death after Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance  and that no withdrawals had been made prior to the Death Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the
Account Value is $75,000.  The Highest Daily Value on the Death Benefit Target Date was $80,000;  however,  following the Death Benefit
Target  Date,  the Owner made a Purchase  Payment of $15,000 and later had taken a  withdrawal  of $5,000  when the  Account  Value was
$70,000.  The Death  Benefit is equal to the  greater  of the  Highest  Daily  Value on the Death  Benefit  Target  Date plus  Purchase
Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Daily Value             = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                                = $80,000 + $15,000 - $6,786
                                = $88,214

Basic Death Benefit        = max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                                    = max [$75,000, $60,357]
                                    = $75,000
                                    The Death Benefit therefore is $88,214.

02.28.05                                                                                                                  ASAP3SUP3